LONG-TERM DEBT (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	3 Months Ended
	Dec. 03, 2013	Feb. 04, 2013	Mar. 31, 2012	Mar. 31, 2014
Percentage Of Earn Out Payment			20.00%	20.00%
Secured Debt				$ 12
Fair Value Inputs, Discount Rate				20.00%
Debt Financing Facility Agreement Amount	5	15		15
Debt Repayment Term		Dec. 31, 2024
Operating Expenses, Total				3.0
Interest Expense, Total	2.2	2.5
Facility Agreement [Member]
Debt Financing Facility Agreement Amount	15	15
Fund Raised From Debt Financing Facility	2.8	12.4
Premium On Reimbursement		2.6
Initial Loan Amount	5.0
Royalty Agreement [Member]
Fair Value Inputs, Discount Rate	20.00%	20.00%
Fund Raised From Debt Financing Facility	$ 2.2	$ 2.6
Long Term Debt Repayment Percentage	0.834%	1.75%
Debt Repayment Term	Dec. 31, 2024	Dec. 31, 2024
American Depository Shares [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				3,300,000